UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F/A

                            FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT,
WHICH REQUEST WAS GRANTED. DE NOVO EXTENSION OF SUCH CONFIDENTIAL
TREATMENT WAS NOT GRANTED.


               Report for the Quarter Ended September 30, 2000.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

   JEFFREY D. TANNENBAUM         New York, New York     November 9, 2001
   -------------------------     ------------------     ----------------
   Jeffrey D. Tannenbaum


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           10

Form 13F Information Table Value Total:           $107,176

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                        FORM 13F INFORMATION TABLE

                         TITLE                                                                           VOTING AUTHORITY
                          OF                 VALUE     SHARES/     SH/   PUT/   INVSTMT     OTHER    --------------------------
NAME OF ISSUER           CLASS    CUSIP    (X$1,000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------           -----  ---------  --------   ----------   ---   ----   --------  ---------  ---------  -------  ------
ACNIELSEN CORP           COM    004833109    32,840    1,375,500   SH             SOLE               1,375,500
AMERITRADE HLDG CORP     CL A   03072H109     2,308      130,000   SH             SOLE                 130,000
CAIS INTERNET INC        COM    12476Q102     1,600      328,300   SH             SOLE                 328,300
GLOBALSTAR               COM    G3930H104     6,391      741,000   SH             SOLE                 741,000
  TELECOMMUNICATIONS LTD
GLOBALSTAR               COM    G3930H104     5,197      602,500   SH     CALL    SOLE                 602,500
  TELECOMMUNICATIONS LTD
GLOBALSTAR               COM    G3930H104     20,980   2,432,500   SH     PUT     SOLE               2,432,500
  TELECOMMUNICATIONS LTD
ICN PHARMACEUTICALS      COM    448924100     13,317     399,000   SH             SOLE                 399,000
  INC NEW
ICG COMMUNICATIONS INC   COM    449246107        175     400,000   SH             SOLE                 400,000
ICG COMMUNICATIONS INC   COM    449246107        131     300,500   SH     CALL    SOLE                 300,500
INFORMATION RES INC      COM    456905108      4,816     706,900   SH             SOLE                 706,900
INTERMEDIA               COM    458801107      5,826     197,500   SH             SOLE                 197,500
  COMMUNICATIONS INC
LORAL SPACE &            COM    G56462107      7,765   1,267,800   SH             SOLE               1,267,800
  COMMUNICATIONS
SIRIUS SATELLITE RADIO   COM    82966U103      5,235      99,000   SH             SOLE                  99,000
  INC
VENTRO CORP              COM    922815105        595      54,100   SH      PUT    SOLE                  54,100


